Current and Deferred Income Tax Table (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Components Of Income Tax Expense Benefit [Line Items]
Current tax	$ 1,024
Deferred tax	(28)
Income tax expenses	$ 996